Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 27.5%
11,241	iShares 20+ Year Treasury Bond ETF	$1,257,643	1.9
26,206	iShares Core S&P Small-Cap ETF	2,547,223	3.9
38,161	iShares Core U.S. Aggregate Bond ETF	3,843,195	5.9
23,794	iShares MSCI Japan ETF	1,275,120	2.0
23,004	Schwab U.S. TIPS ETF	1,285,233	2.0
31,888	Vanguard Emerging Markets ETF	1,311,553	2.0
109,291	Vanguard FTSE Developed Markets ETF	4,421,915	6.8
9,292	Vanguard Mid-Cap ETF	1,946,209	3.0

	Total Exchange-Traded Funds
	(Cost $20,379,521)	17,888,091	27.5

MUTUAL FUNDS: 72.5%
	Affiliated Investment Companies: 43.0%
261,722	Voya Global Bond Fund - Class P3	1,949,831	3.0
2,285,819	Voya Intermediate Bond Fund - Class P3	20,333,276	31.4
140,230	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,339,195	2.1
142,752	Voya Multi-Manager International Equity Fund - Class P3	1,294,761	2.0
233,552	Voya Multi-Manager International Factors Fund - Class P3	1,938,478	3.0
107,036	Voya Short Term Bond Fund - Class P3	998,650	1.5
		27,854,191	43.0

	Unaffiliated Investment Companies: 29.5%
439,512	TIAA-CREF S&P 500 Index Fund - Institutional Class	19,197,885	29.5

	Total Mutual Funds
	(Cost $51,794,901)	47,052,076	72.5

	Total Investments in Securities (Cost $72,174,422)	$64,940,167	100.0
	Assets in Excess of Other Liabilities	27,605	0.0
	Net Assets	$64,967,772	100.0

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$17,888,091	$–	$–	$17,888,091
Mutual Funds	47,052,076	–	–	47,052,076
Total Investments, at fair value	$64,940,167	$–	$–	$64,940,167

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class P3	$1,954,708	$177,950	$(99,697)	$(83,130)	$1,949,831	$-	$(15,426)	$-
Voya Intermediate Bond Fund - Class P3	20,190,671	2,236,987	(1,742,877)	(351,505)	20,333,276	179,625	(226,364)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,326,942	219,250	(184,178)	(22,819)	1,339,195	-	(70,845)	-
Voya Multi-Manager International Equity Fund - Class P3	1,309,028	310,825	(233,150)	(91,942)	1,294,761	-	(27,134)	-
Voya Multi-Manager International Factors Fund - Class P3	1,952,666	406,668	(252,939)	(167,917)	1,938,478	-	(37,286)	-
Voya Short Term Bond Fund - Class R6	-	2,281,729	(2,281,729)	-	-	2,427	(15,783)	-
Voya Short Term Bond Fund - Class P3	-	1,100,065	(100,991)	(424)	998,650	4,258	49	-
	$26,734,015	$6,733,474	$(4,895,561)	$(717,737)	$27,854,191	$186,310	$(392,789)	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $73,612,896.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(8,672,729)

Net Unrealized Depreciation	$(8,672,729)